General (Details) - USD ($) $ in Thousands		1 Months Ended
	Nov. 25, 2018	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill			$ 1,022,624	$ 646,715
Universal
Business Acquisition [Line Items]
Net tangible assets and liabilities assumed (current and non-current)		$ 52,509
Goodwill		31,060
Consideration Transferred		123,581
IMI Systems Ltd.
Business Acquisition [Line Items]
Net tangible assets and liabilities assumed (current and non-current)	$ 39,405
Goodwill	351,426
Consideration Transferred	498,455
Backlog | IMI Systems Ltd.
Business Acquisition [Line Items]
Technology	$ 18,600
Expected useful lives	10 years
Technology | Universal
Business Acquisition [Line Items]
Technology		$ 21,128
Expected useful lives		15 years
Technology | IMI Systems Ltd.
Business Acquisition [Line Items]
Technology	$ 52,905
Expected useful lives	8 years
Customer relationships | Universal
Business Acquisition [Line Items]
Technology		$ 13,924
Expected useful lives		15 years
Customer relationships | IMI Systems Ltd.
Business Acquisition [Line Items]
Technology	$ 52,131
Expected useful lives	10 years
Trademark | Universal
Business Acquisition [Line Items]
Technology		$ 4,960
Expected useful lives		20 years